Related Party Transactions (Details)				1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 07, 2021 shares	Aug. 14, 2020 USD ($) shares	Jul. 01, 2012 shares	Jan. 31, 2021 shares	Jan. 29, 2021 USD ($) shares	Feb. 24, 2020 shares	Apr. 30, 2010 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Jul. 11, 2018 $ / shares	Jul. 05, 2016 $ / shares
Related Party Transactions (Details) [Line Items]
Number of shares issued			376,344
Number of shares were forfeited						257,649
Recapitalization conversion ratio					1.2
Common stock, shares outstanding					4,312,500
Founder shares transfer, description									(i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.	(i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Expenses incurred in business combination (in Dollars) | $					$ 12,056
Promissory notes without interest (in Dollars) | $								$ 300,000		$ 300,000	$ 300,000		$ 300,000
Working capital loans repaid (in Dollars) | $										$ 1,500,000			$ 1,500,000
Conversion price per warrant (in Dollars per share) | $ / shares								$ 1		$ 1	$ 1		$ 1
Cepton Technologies, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares								$ 0.00001		$ 0.00001	$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares outstanding								27,507,253		27,507,253	27,507,253			27,184,882			27,004,791
Number of independent directors														2
Revenue from customer and investor (in Dollars) | $											$ 1,052,000	$ 149,000
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account											1235000.00%
Accounts receivable from customer and investor (in Dollars) | $								$ 563,000		$ 563,000	$ 563,000	$ 1,300		$ 1,300
Revenue from customer and investor (in Dollars) | $														$ 320,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred in business combination (in Dollars) | $								$ 17,250		$ 34,500
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued							5,000,000
Par value per share (in Dollars per share) | $ / shares							$ 0.0001
Aggregate purchase price (in Dollars) | $							$ 25,000
Number of independent directors						3
Administrative expenses - related party (in Dollars) | $					$ 5,750
Nautilus [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued		1,379,167
Aggregate purchase price (in Dollars) | $		$ 2,043
Hb Strategies Llc [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued		1,379,167
Aggregate purchase price (in Dollars) | $		$ 2,043
Nautilus Carriers Llc And Hb Strategies Llc [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price (in Dollars) | $		$ 4,086
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Number of shares were forfeited	718,750			718,750
Recapitalization conversion ratio					1.2	0.8425
Common stock, shares outstanding	3,593,750					4,312,500		4,312,500		4,312,500	4,312,500		4,312,500		4,312,500
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares were forfeited		2,833,333
Number of independent directors						3
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Number of shares were forfeited		2,833,333
Shares subject to forfeiture						562,500
Class B Common Stock [Member] | Founder Shares [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued						75,000